BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS - 29.5%	Shares	Value
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	55,605	$1,893,350
Verizon Communications, Inc.	20,621	1,139,723
		3,033,073
Consumer Discretionary - 2.5%
Automobiles - 0.1%
General Motors Company	23,812	960,576

Hotels, Restaurants & Leisure - 0.2%
Carnival Corporation	21,821	1,030,606
Restaurant Brands International, Inc.	12,155	895,823
Six Flags Entertainment Corporation	11,997	633,802
		2,560,231
Household Durables - 0.4%
Toll Brothers, Inc.	119,803	4,309,314

Internet & Direct Marketing Retail - 1.2%
Expedia Group, Inc.	99,772	13,243,735

Specialty Retail - 0.1%
Home Depot, Inc. (The)	5,400	1,153,926

Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corporation	49,568	5,166,473

Consumer Staples - 0.7%
Beverages - 0.1%
Coca-Cola Company (The)	23,000	1,210,490

Food Products - 0.4%
Ingredion, Inc.	63,452	4,904,205

Household Products - 0.1%
Procter & Gamble Company (The)	7,801	920,830

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 29.5% (Continued)	Shares	Value
Consumer Staples - 0.7% (Continued)
Tobacco - 0.1%
Philip Morris International, Inc.	14,139	$1,182,162

Energy - 2.1%
Energy Equipment & Services - 0.0% (a)
Helmerich & Payne, Inc.	10,830	538,034

Oil, Gas & Consumable Fuels - 2.1%
Chevron Corporation	8,399	1,034,001
Diamondback Energy, Inc.	94,823	9,807,543
Exxon Mobil Corporation	23,055	1,714,370
Hess Corporation	17,070	1,106,819
Occidental Petroleum Corporation	10,722	550,682
Pioneer Natural Resources Company	60,411	8,339,134
Royal Dutch Shell plc - Class A - ADR	9,335	587,078
		23,139,627
Financials - 6.8%
Banks - 2.6%
BB&T Corporation	15,855	817,008
First Hawaiian, Inc.	34,856	932,747
JPMorgan Chase & Company	21,720	2,519,520
KeyCorp	415,450	7,631,816
M&T Bank Corporation	31,574	5,186,030
Pinnacle Financial Partners, Inc.	154,751	9,399,576
PNC Financial Services Group, Inc. (The)	7,700	1,100,330
SunTrust Banks, Inc.	13,712	913,219
		28,500,246
Capital Markets - 0.2%
Ares Capital Corporation	72,052	1,338,006
CME Group, Inc.	3,345	650,335
Morgan Stanley	15,415	686,892
		2,675,233
Consumer Finance - 0.5%
Synchrony Financial	156,033	5,598,464

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 29.5% (Continued)	Shares	Value
Financials - 6.8% (Continued)
Insurance - 3.4%
Allstate Corporation (The)	126,160	$13,549,584
Arthur J. Gallagher & Company	13,530	1,223,518
Hanover Insurance Group, Inc. (The)	75,698	9,818,788
Lincoln National Corporation	166,115	10,853,954
Progressive Corporation (The)	9,335	755,948
Prudential Financial, Inc.	9,995	1,012,593
		37,214,385
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Blackstone Mortgage Trust, Inc. - Class A	22,290	791,741

Health Care - 2.4%
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories	20,700	1,802,970

Health Care Providers & Services - 1.8%
Quest Diagnostics, Inc.	98,356	10,040,181
Universal Health Services, Inc. - Class B	63,714	9,611,894
		19,652,075
Pharmaceuticals - 0.4%
Johnson & Johnson	8,270	1,076,919
Merck & Company, Inc.	22,829	1,894,579
Pfizer, Inc.	43,110	1,674,392
		4,645,890
Industrials - 2.9%
Aerospace & Defense - 0.1%
Lockheed Martin Corporation	3,160	1,144,457

Air Freight & Logistics - 0.0% (a)
United Parcel Service, Inc. - Class B	6,760	807,617

Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. (b)	119,803	9,884,946

Electrical Equipment - 0.8%
Emerson Electric Company	14,645	950,168

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 29.5% (Continued)	Shares	Value
Industrials - 2.9% (Continued)
Electrical Equipment - 0.8% (Continued)
Rockwell Automation, Inc.	48,225	$7,753,615
		8,703,783
Machinery - 1.1%
Caterpillar, Inc.	6,310	830,838
Snap-on, Inc.	72,523	11,067,735
		11,898,573
Information Technology - 1.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.	19,968	1,106,227

Electronic Equipment, Instruments & Components - 0.9%
Dolby Laboratories, Inc. - Class A	148,325	10,100,932

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corporation (b)	26,743	1,351,859
Lam Research Corporation	3,310	690,499
		2,042,358
Software - 0.1%
Microsoft Corporation	11,191	1,524,998

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	1,610	342,995
Western Digital Corporation	7,560	407,408
		750,403
Materials - 2.7%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	5,005	1,142,492
FMC Corporation	140,274	12,122,479
Valvoline, Inc.	196,374	3,964,791
		17,229,762
Construction Materials - 1.1%
Vulcan Materials Company	90,498	12,520,398

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 29.5% (Continued)	Shares	Value
Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Campus Communities, Inc.	165,080	$7,717,490
Crown Castle International Corporation	9,315	1,241,317
Duke Realty Corporation	375,238	12,506,682
Host Hotels & Resorts, Inc.	510,808	8,882,951
Lamar Advertising Company - Class A	9,865	798,276
Mid-America Apartment Communities, Inc.	89,884	10,591,931
Retail Properties of America, Inc. - Class A	453,814	5,518,378
Weyerhaeuser Company	26,607	676,084
		47,933,109
Utilities - 3.4%
Electric Utilities - 0.3%
American Electric Power Company, Inc.	12,350	1,084,453
Exelon Corporation	19,035	857,717
PPL Corporation	30,695	909,493
		2,851,663
Multi-Utilities - 3.1%
Ameren Corporation	152,086	11,511,389
CMS Energy Corporation	224,629	13,077,900
Public Service Enterprise Group, Inc.	177,410	10,138,982
		34,728,271

Total Common Stocks (Cost $311,532,485)		$326,431,177

PREFERRED STOCKS - 2.5%	Shares	Value
Energy - 1.6%
Chesapeake Energy Corporation, 5.000% CV (b)(c)	433,136	$17,975,144

Health Care - 0.1%
Becton, Dickinson and Company - Series A, 6.125% CV (c)	13,925	857,501

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 2.5% (Continued)	Shares	Value
Industrials - 0.8%
Pitney Bowes, Inc., 6.700%, 3/7/2043 (c)	401,727	$8,878,167

Total Preferred Stocks (Cost $34,454,919)		$27,710,812

CORPORATE BONDS - 37.8%	Par Value	Value
Communication Services - 1.3%
Avis Budget Group, Inc., 6.375%, due 4/1/2024 (b)(d)	$2,000,000	$2,090,000
CenturyLink, Inc., Series D, 7.20%, due 12/1/2025	227,000	230,405
CenturyLink, Inc., 7.65%, due 3/15/2042	5,845,000	5,450,462
Cincinnati Bell, Inc., 8.00%, due 10/15/2025 (d)	2,500,000	2,081,250
Consolidated Communications, Inc., 6.50%, due 10/1/2022	2,500,000	2,266,544
Diamond Sports Group, LLC / Diamond Sports Finance Company, 5.375%, due 8/15/2026 (d)	2,000,000	2,032,500
T-Mobile USA, Inc., 4.00%, due 4/15/2022	750,000	763,125
		14,914,286
Consumer Discretionary - 9.3%
AutoNation, Inc., 3.80%, due 11/15/2027 (e)	10,000,000	9,901,287
Bed Bath & Beyond, Inc., 5.165%, due 8/1/2044	10,708,000	7,336,051
Brunswick Corporation, 4.625%, due 5/15/2021 (d)	7,306,000	7,306,000
Carriage Services, Inc., 6.625%, due 6/1/2026 (d)	2,757,000	2,825,925
Clearwater Seafoods, Inc., 6.875%, due 5/1/2025 (d)	2,500,000	2,531,250
Coach, Inc., 4.125%, due 7/15/2027	15,873,000	16,146,882
Dollar Tree, Inc., 4.00%, due 5/15/2025	10,393,000	10,831,139
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, due 2/15/2023 (d)	2,000,000	2,115,000
Group 1 Automotive, Inc., 5.00%, due 6/1/2022	750,000	758,565
HLF Financing Sarl, LLC/Herbalife International, Inc., 7.25%, due 8/15/2026 (d)	2,500,000	2,481,250
L Brands, Inc., 5.25%, due 2/1/2028	2,500,000	2,315,625
National Cinemedia, LLC, 5.75%, due 8/15/2026	2,500,000	2,400,000

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.8% (Continued)	Par Value	Value
Consumer Discretionary - 9.3% (Continued)
Penn National Gaming, Inc., 5.625%, due 1/15/2027 (d)	$2,500,000	$2,538,750
Penske Automotive Group, Inc., 5.50%, due 5/15/2026 (b)	2,500,000	2,587,500
Quad Graphics, Inc., 7.00%, due 5/1/2022 (b)	2,000,000	2,040,000
Service Corporation International, Inc., 4.50%, due 11/15/2020 (b)	4,998,000	4,996,051
Sonic Automotive, Inc., 6.125%, due 3/15/2027	2,500,000	2,493,750
Tiffany & Company, 4.90%, due 10/1/2044	17,744,000	17,714,438
Truck Hero, Inc., 8.50%, due 4/21/2024 (d)	2,600,000	2,600,000
Wolverine World Wide, Inc., 5.00%, due 9/1/2026 (d)	1,500,000	1,500,000
		103,419,463
Consumer Staples - 0.2%
Clearwater Paper Corporation, 4.50%, due 2/1/2023	2,500,000	2,456,250

Energy - 2.3%
Antero Resources Corporation, 5.375%, due 11/1/2021	3,930,000	3,879,618
Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.625%, due 7/15/2026 (d)	1,903,000	1,900,621
Ensign Drilling, Inc., 9.25%, due 4/15/2024 (d)	4,000,000	3,910,000
Genesis Energy, L.P. / Genesis Energy Finance Corporation, 5.625%, due 6/15/2024	2,500,000	2,456,250
NLG Energy Partners, L.P., 6.125%, due 3/1/2025	2,490,000	2,458,875
Parkland Fuel Corporation, 5.875%, due 7/15/2027 (d)	2,500,000	2,571,875
Sunoco, L.P. / Sunoco Finance Corporation, 4.875%, due 1/15/2023	4,000,000	4,068,800
Targa Resources Partners, 5.25%, due 5/1/2023	4,000,000	4,045,000
		25,291,039
Financials - 11.1%
AAG FH LP / AAG FH Finco, Inc., 9.75%, due 7/15/2024 (d)	2,550,000	2,365,125
Ares Capital Corporation, 3.50%, due 2/10/2023	6,185,000	6,182,409
Ares Capital Corporation, 4.20%, due 6/10/2024	7,995,000	8,171,094

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.8% (Continued)	Par Value	Value
Financials - 11.1% (Continued)
Bank of America Corporation, 3.17% (3MO LIBOR + 76), due 9/15/2026 (e)	$15,397,000	$14,633,608
Citigroup, Inc., 3.352%, due 4/24/2025	8,900,000	9,138,690
Compass Group Diversified Holdings, LLC, 8.00%, due 5/1/2026 (d)	2,500,000	2,612,500
Ford Motor Credit Company, LLC, 5.584%, due 3/18/2024	6,360,000	6,802,930
General Motors Financial Company, Inc., 5.65%, due 1/17/2029	6,669,000	7,320,437
Goldman Sachs Group, Inc. (The), 3.648% (3MO LIBOR + 105), due 6/5/2023 (e)	10,536,000	10,590,698
Goldman Sachs Group, Inc. (The), 3.691%, due 6/5/2028	4,437,000	4,612,398
Grinding Media, Inc., 7.375%, due 12/15/2023 (d)	2,500,000	2,393,750
Icahn Enterprises, L.P., 5.875%, due 2/1/2022	4,000,000	4,040,000
Jefferies Group, LLC, 6.25%, due 1/15/2036	4,004,000	4,521,965
JPMorgan Chase & Company, 3.513% (3MO LIBOR + 123), due 10/24/2023 (e)	20,134,000	20,466,594
Mitsubishi UFJ Financial Group, 2.623%, due 7/18/2022	3,925,000	3,928,095
Oxford Finance LLC / Oxford Finance Company, 6.375%, due 12/15/2022 (d)	1,000,000	1,030,000
SLM Corporation, 5.125%, due 4/5/2022	878,000	886,780
Springleaf Finance Corporation, 5.625%, due 3/15/2023	4,000,000	4,280,000
Starwood Mortgage Residential Trust, 2.941%, due 6/25/2049 (d)	5,826,836	5,816,103
Starwood Property Trust, 5.00%, due 12/15/2021	3,580,000	3,696,350
		123,489,526
Health Care - 3.0%
Anthem, Inc., 3.65%, due 12/1/2027	13,050,000	13,515,606
Centene Corporation, 5.625%, due 2/15/2021	545,000	552,755
CVS Health Corporation, 4.30%, due 3/25/2028	11,500,000	12,219,892
Horizon Pharma USA, Inc., 6.625%, due 5/1/2023	760,000	785,384

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.8% (Continued)	Par Value	Value
Health Care - 3.0% (Continued)
Horizon Pharma USA, Inc., 5.50%, due 8/1/2027 (d)	$2,435,000	$2,498,602
Tenet Healthcare Corporation, 6.00%, due 10/1/2020	4,000,000	4,115,000
		33,687,239
Industrials - 3.8%
ADT Corporation (The), 6.25%, due 10/15/2021 (b)	4,000,000	4,250,120
Allison Transmission, Inc., 4.75%, due 10/1/2027 (d)	2,500,000	2,503,125
American Axle & Manufacturing, Inc., 6.25%, due 3/15/2026 (b)	2,500,000	2,490,625
Arconic, Inc., 5.40%, due 4/15/2021	4,000,000	4,145,179
Bemis Company, Inc., 6.80%, due 8/1/2019	8,815,000	8,815,000
Crown Americas Capital Corporation IV, 4.50%, due 1/15/2023	4,000,000	4,130,000
H&E Equipment Services, Inc., 5.625%, due 9/1/2025	2,500,000	2,568,750
Intertape Polymer Group, Inc., 7.00%, due 10/15/2026 (d)	2,500,000	2,587,500
JPW Industries Holding Corporation, 9.00%, due 10/1/2024 (d)	1,195,000	1,135,250
Neon Holdings, Inc., 10.125%, due 4/1/2026 (d)	2,340,000	2,240,550
United Rentals North America, Inc., 4.625%, due 7/15/2023	4,000,000	4,088,880
Waste Pro USA, Inc., 5.50%, due 2/15/2026 (d)	2,614,000	2,672,815
		41,627,794
Information Technology - 2.5%
Apple, Inc., 3.85%, due 5/4/2043	10,000,000	10,684,087
Belo Corporation, 7.25%, due 9/15/2027	2,500,000	2,787,500
CBS Radio, Inc., 7.25%, due 11/1/2024 (b)(d)	2,500,000	2,618,750
Dell, Inc., 5.875%, due 6/15/2021 (d)	4,000,000	4,069,133
Hewlett Packard Enterprise Company, 6.35%, due 10/15/2045	6,384,000	7,216,034
		27,375,504
Materials - 1.9%
Cascades, Inc., 5.75%, due 7/15/2023 (d)	1,750,000	1,774,588
Commercial Metals Company, 5.375%, due 7/15/2027	2,500,000	2,512,500

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.8% (Continued)	Par Value	Value
Materials - 1.9% (Continued)
JW Aluminum Continuous Cast Company, 10.25%, due 6/1/2026 (d)	$2,500,000	$2,625,000
Mercer International, Inc., 5.50%, due 1/15/2026	2,500,000	2,400,000
Mountain Province Diamonds, Inc., 8.00%, due 12/12/2022 (d)	2,500,000	2,478,125
Plastipak Holdings, Inc., 6.25%, due 10/15/2025 (b)(d)	2,500,000	2,244,500
Schweitzer-Mauduit International, Inc., 6.875%, due 10/1/2026 (d)	2,500,000	2,556,250
Steel Dynamics, Inc., 5.125%, due 10/1/2021	4,000,000	4,010,000
		20,600,963
Real Estate - 1.8%
CoreCivic, Inc., 4.125%, due 4/1/2020	6,448,000	6,407,700
Greystar Real Estate Partners, LLC, 5.75%, due 12/1/2025 (d)	4,000,000	4,090,000
iStar, Inc., 4.625%, due 9/15/2020	2,940,000	2,969,400
iStar, Inc., 6.00%, due 4/1/2022	1,060,000	1,086,500
LGI Homes, Inc., 6.875%, due 7/15/2026 (d)	2,500,000	2,543,750
TRI Pointe Group, Inc., 5.25%, due 6/1/2027	2,500,000	2,462,500
		19,559,850
Utilities - 0.6%
AES Corporation, 4.00%, due 3/15/2021	4,000,000	4,060,000
Suburban Propane Partners, L.P., 5.875%, due 3/1/2027	2,800,000	2,828,000
		6,888,000

Total Corporate Bonds (Cost $409,527,009)		$419,309,914

ASSET-BACKED SECURITIES - 2.6%	Par Value	Value
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 3.782% (1MO LIBOR + 140), due 12/22/2035 (d)(e)	$16,450,000	$16,450,000

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 2.6% (Continued)	Par Value	Value
Orix Credit Alliance Owner Trust, Series 2018-CRE1, 3.505% (1MO LIBOR + 118), due 6/15/2036 (d)(e)	$12,830,000	$12,830,898
Total Asset-Backed Securities (Cost $29,295,803)		$29,280,898

MORTGAGE-BACKED SECURITIES - 8.4%	Par Value	Value
Commercial - 5.5%
Agate Bay Mortgage Loan Trust, 3.50%, due 3/25/2046 (d)	$7,368,229	$7,446,279
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, 3.394% (1MO LIBOR + 100), due 1/15/2022 (d)(e)	4,247,950	4,249,276
BDS Ltd., 3.50% (1MO T + 110), due 8/15/2036 (d)(e)	3,640,000	3,640,000
Colony American Finance Ltd., Series 2019-1, 3.324%, due 1/15/2029 (d)(e)	4,987,526	5,112,629
Credit Suisse Mortgage Trust, 3.50%, due 2/25/2048	6,731,437	6,745,902
Exantas Capital Corporation, Series 2019-RS07, 3.394% (1MO LIBOR + 100), due 4/15/2022 (d)(e)	8,170,000	8,172,533
Ellington Financial Mortgage Trust, 2.934%, due 6/25/2059	5,972,179	5,968,423
PSMC 2018-1 Trust, 4.00%, due 7/25/2049 (d)	5,895,920	6,035,029
Wells Fargo Mortgage Back Securities, 4.00%, due 4/25/2049 (d)	12,709,467	12,971,606
		60,341,677
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association, 2.50%, due 3/1/2032	16,566,865	16,678,358
Federal National Mortgage Association, 3.00%, due 12/1/2033	5,407,627	5,515,201
Federal National Mortgage Association, 3.00%, due 11/1/2038	10,120,569	10,314,468
		32,508,027

Total Mortgage-Backed Securities (Cost $92,396,425)		$92,849,704

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.1%	Par Value	Value
Federal Farm Credit Bank - 5.6%
Federal Farm Credit Bank, 2.334% (1MO LIBOR + 200), due 9/17/2021 (e)	$5,000,000	$4,994,472
Federal Farm Credit Bank, 2.99%, due 4/16/2026	16,972,000	17,031,094
Federal Farm Credit Bank, 2.75%, due 10/30/2026	5,130,000	5,110,215
Federal Farm Credit Bank, 3.07%, due 2/22/2027	17,698,000	17,701,594
Federal Farm Credit Bank, 2.99%, due 3/27/2028	12,500,000	12,440,806
Federal Farm Credit Bank, 3.50%, due 2/1/2033	5,000,000	5,067,839
		62,346,020
Federal Home Loan Bank - 3.6%
Federal Home Loan Bank, 3.13%, due 10/30/2029	12,000,000	12,000,152
Federal Home Loan Bank, 3.65%, due 4/3/2034	20,000,000	20,001,030
Federal Home Loan Bank, 3.64%, due 5/30/2034	4,390,000	4,393,780
Federal Home Loan Bank, 3.50%, due 6/6/2034	3,535,000	3,535,747
		39,930,709
Federal Home Loan Mortgage Corporation - 2.9%
Federal Home Loan Mortgage Corporation, 2.59%, due 10/25/2022	10,000,000	10,010,956
Federal Home Loan Mortgage Corporation, 3.50%, due 1/1/2048	10,046,812	10,364,829
Federal Home Loan Mortgage Corporation, 3.00%, due 2/1/2048	4,632,658	4,701,495
Federal Home Loan Mortgage Corporation, 3.00%, due 6/1/2049	6,941,534	7,003,043
		32,080,323
Small Business Administration - 2.0%
Small Business Administration, 2.82%, due 2/1/2037	14,134,895	14,428,633
Small Business Administration, 3.20%, due 3/1/2039	7,000,000	7,359,607
		21,788,240

Total U.S. Government Agency Obligations (Cost $154,979,924)		$156,145,292

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 3.0%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 0.3%
U.S. Treasury Inflation-Protected Notes, 0.875%, due 2/15/2047	$3,182,460	$3,286,451

U.S. Treasury Notes - 2.7%
U.S. Treasury Notes, 1.625%, due 7/31/2020	15,000,000	14,934,375
U.S. Treasury Notes, 2.625%, due 2/15/2029	14,500,000	15,256,152
		$30,190,527

Total U.S. Treasury Obligations (Cost $32,647,277)		$33,476,978

MONEY MARKET FUNDS - 0.8%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.23% (f)(g)	7,750,220	$7,750,220
Fidelity Institutional Money Market Government Portfolio - Class I, 2.19% (f)	395,759	395,759
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 2.23% (f)(g)	916,900	916,900
Total Money Market Funds (Cost $9,062,879)		$9,062,879

Investments at Value - 98.7% (Cost $1,073,896,721)		$1,094,267,654

Other Assets in Excess of Liabilities - 1.3%		14,329,574

Net Assets - 100.0%		$1,108,597,228

(a)	Percentage rounds to less than 0.1%.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of July 31, 2019 is $8,332,263, representing 0.8% of net assets (Note 6).
(c)	Security has a perpetual maturity date.
(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $168,248,087 as of July 31, 2019, representing 15.2% of net assets.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(f)	The rate shown is the 7-day effective yield as of July 31, 2019.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019 was $8,667,120 (Note 6).

ADR – American Depositary Receipt CV – Convertible Security LIBOR – London Interbank Offered Rate T – U.S. Treasury Security See accompanying notes to Schedules of Investments.

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Consumer Discretionary - 9.4%
Household Durables - 1.3%
Toll Brothers, Inc.	8,955	$322,111

Internet & Direct Marketing Retail - 4.0%
Expedia Group, Inc.	7,470	991,568

Specialty Retail - 2.5%
AutoZone, Inc. (a)	563	632,272

Textiles, Apparel & Luxury Goods - 1.6%
Ralph Lauren Corporation	3,813	397,429

Consumer Staples - 1.5%
Food Products - 1.5%
Ingredion, Inc.	4,740	366,355

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Diamondback Energy, Inc.	7,092	733,525
Pioneer Natural Resources Company	4,520	623,941
		1,357,466
Financials - 18.7%
Banks - 6.6%
KeyCorp	31,100	571,307
M&T Bank Corporation	2,375	390,094
Pinnacle Financial Partners, Inc.	11,590	703,976
		1,665,377
Consumer Finance - 1.9%
Synchrony Financial	12,925	463,749

Insurance - 10.2%
Allstate Corporation (The)	9,455	1,015,467
Hanover Insurance Group, Inc. (The)	5,675	736,104
Lincoln National Corporation	12,455	813,810
		2,565,381

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Health Care - 7.1%
Health Care Providers & Services - 7.1%
Quest Diagnostics, Inc.	8,631	$881,053
Universal Health Services, Inc. - Class B	5,912	891,884
		1,772,937
Industrials - 16.1%
Construction & Engineering - 2.9%
Jacobs Engineering Group, Inc.	8,955	738,877

Electrical Equipment - 2.3%
Rockwell Automation, Inc.	3,600	578,808

Machinery - 3.3%
Snap-on, Inc.	5,440	830,198

Marine - 3.9%
Kirby Corporation (a)	12,438	974,642

Professional Services - 3.7%
IHS Markit Ltd. (a)	14,370	925,716

Information Technology - 6.1%
Electronic Equipment, Instruments & Components - 3.0%
Dolby Laboratories, Inc. - Class A	11,095	755,569

Software - 3.1%
Teradata Corporation (a)	21,424	784,547

Materials - 9.0%
Chemicals - 5.3%
FMC Corporation	10,969	947,941
Valvoline, Inc.	18,209	367,640
		1,315,581
Construction Materials - 3.7%
Vulcan Materials Company	6,775	937,321

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Real Estate - 14.5%
Equity Real Estate Investment Trusts (REITs) - 14.5%
American Campus Communities, Inc.	12,385	$578,999
Duke Realty Corporation	35,335	1,177,716
Host Hotels & Resorts, Inc.	38,250	665,167
Mid-America Apartment Communities, Inc.	6,730	793,063
Retail Properties of America, Inc. - Class A	33,965	413,014
		3,627,959
Utilities - 10.9%
Multi-Utilities - 10.9%
Ameren Corporation	11,395	862,488
CMS Energy Corporation	16,810	978,678
Public Service Enterprise Group, Inc.	15,695	896,969
		2,738,135

Total Common Stocks (Cost $23,428,346)		$24,741,998

MONEY MARKET FUNDS - 1.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.19% (b) (Cost $337,521)	337,521	$337,521

Investments at Value - 100.0% (Cost $23,765,867)		$25,079,519

Other Assets in Excess of Liabilities - 0.0% (c)		1,908

Net Assets - 100.0%		$25,081,427

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2019.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 1.3%
Media - 1.3%
Scholastic Corporation	64,390	$2,200,206

Consumer Discretionary - 7.7%
Hotels, Restaurants & Leisure - 4.0%
Cheesecake Factory, Inc. (The) (a)	55,100	2,373,708
Denny's Corporation (b)	204,585	4,621,575
		6,995,283
Household Durables - 1.0%
TRI Pointe Group, Inc. (b)	129,100	1,767,379

Textiles, Apparel & Luxury Goods - 2.7%
G-III Apparel Group Ltd. (b)	60,330	1,729,058
Oxford Industries, Inc. (a)	17,725	1,297,293
Wolverine World Wide, Inc.	64,000	1,737,600
		4,763,951
Consumer Staples - 2.6%
Food Products - 2.6%
Fresh Del Monte Produce, Inc.	62,541	1,896,869
Sanderson Farms, Inc.	19,800	2,594,196
		4,491,065
Energy - 3.2%
Energy Equipment & Services - 2.2%
Apergy Corporation (b)	66,425	2,160,805
Cactus, Inc. - Class A (b)	56,125	1,648,391
		3,809,196
Oil, Gas & Consumable Fuels - 1.0%
Ring Energy, Inc. (a) (b)	223,008	546,370
SRC Energy, Inc. (b)	290,500	1,185,240
		1,731,610
Financials - 26.7%
Banks - 18.8%
Columbia Banking System, Inc.	71,370	2,691,363
CVB Financial Corporation	86,550	1,904,966
First Financial Bancorp	93,790	2,390,707

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 26.7% (Continued)
Banks - 18.8% (Continued)
First Midwest Bancorp, Inc.	95,050	$2,055,932
FNB Corporation	116,200	1,400,210
Hope Bancorp, Inc.	123,610	1,823,248
Independent Bank Group, Inc.	46,143	2,621,384
Renasant Corporation	57,550	2,065,469
Sandy Spring Bancorp, Inc.	47,600	1,734,544
South State Corporation	33,420	2,675,939
Synovus Financial Corporation	38,500	1,469,545
TowneBank	75,517	2,125,048
UMB Financial Corporation (a)	29,320	2,001,383
Umpqua Holdings Corporation	102,300	1,786,158
United Bankshares, Inc.	44,200	1,661,478
United Community Banks, Inc.	92,645	2,658,911
		33,066,285
Consumer Finance - 1.5%
PRA Group, Inc. (b)	87,045	2,709,711

Insurance - 6.4%
American Equity Investment Life Holding Company	73,538	1,897,280
Argo Group International Holdings Ltd.	64,497	4,414,175
Selective Insurance Group, Inc.	64,357	4,839,646
		11,151,101
Health Care - 2.2%
Biotechnology - 1.2%
Eagle Pharmaceuticals, Inc. (b)	37,210	2,041,341

Pharmaceuticals - 1.0%
Phibro Animal Health Corporation - Class A	58,500	1,821,105

Industrials - 22.7%
Air Freight & Logistics - 1.1%
Hub Group, Inc. - Class A (b)	41,205	1,868,647

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 22.7% (Continued)
Commercial Services & Supplies - 4.6%
Interface, Inc.	95,685	$1,326,194
Knoll, Inc.	91,466	2,218,051
Matthews International Corporation - Class A	28,770	982,495
McGrath RentCorp	34,459	2,347,002
UniFirst Corporation	6,100	1,200,907
		8,074,649
Construction & Engineering - 0.9%
Dycom Industries, Inc. (b)	29,600	1,632,736

Machinery - 10.5%
Barnes Group, Inc.	41,650	2,167,466
EnPro Industries, Inc.	18,308	1,300,600
ESCO Technologies, Inc.	57,671	4,818,989
Franklin Electric Company, Inc.	39,555	1,853,547
Harsco Corporation (b)	91,150	2,138,379
ITT, Inc.	65,725	4,102,555
Mueller Water Products, Inc. - Series A	200,360	2,037,661
		18,419,197
Professional Services - 2.4%
Korn Ferry	54,490	2,140,367
TrueBlue, Inc. (b)	101,120	1,999,143
		4,139,510
Road & Rail - 1.8%
Saia, Inc. (b)	42,426	3,237,104

Trading Companies & Distributors - 1.4%
Rush Enterprises, Inc. - Class A	64,610	2,433,212

Information Technology - 11.5%
Electronic Equipment, Instruments & Components - 1.9%
Plexus Corporation (b)	57,530	3,435,116

IT Services - 5.4%
CACI International, Inc. - Class A (b)	20,570	4,425,636

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
IT Services - 5.4% (Continued)
ManTech International Corporation - Class A	72,385	$4,978,640
		9,404,276
Semiconductors & Semiconductor Equipment - 1.6%
Diodes, Inc. (b)	68,224	2,906,343

Software - 2.6%
CommVault Systems, Inc. (b)	45,248	2,056,069
Progress Software Corporation	57,100	2,471,859
		4,527,928
Materials - 2.8%
Chemicals - 1.3%
Minerals Technologies, Inc.	43,995	2,342,734

Paper & Forest Products - 1.5%
P.H. Glatfelter Company	157,380	2,568,441

Real Estate - 10.1%
Equity Real Estate Investment Trusts (REITs) - 10.1%
Empire State Realty Trust, Inc. - Class A	107,015	1,499,280
First Industrial Realty Trust, Inc.	72,150	2,755,409
Healthcare Realty Trust, Inc.	84,426	2,699,944
Kite Realty Group Trust	65,787	1,046,671
Pebblebrook Hotel Trust	58,100	1,626,219
Piedmont Office Realty Trust, Inc. - Class A (a)	82,040	1,707,252
PS Business Parks, Inc.	22,097	3,866,975
STAG Industrial, Inc.	87,268	2,593,605
		17,795,355
Utilities - 7.6%
Electric Utilities - 1.7%
El Paso Electric Company	43,770	2,900,200

Gas Utilities - 1.6%
Southwest Gas Holdings, Inc.	31,910	2,837,118

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Utilities - 7.6% (Continued)
Multi-Utilities - 4.3%
Avista Corporation	41,270	$1,899,658
Black Hills Corporation	27,814	2,201,478
NorthWestern Corporation	49,993	3,495,511
		7,596,647

Total Common Stocks (Cost $147,927,402)		$172,667,446

MONEY MARKET FUNDS - 0.9%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.23% (c)(d)	790,826	$790,826
Fidelity Institutional Money Market Government Portfolio - Class I, 2.19% (c)	669,385	669,385
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 2.23% (c)(d)	93,560	93,560
Total Money Market Funds (Cost $1,553,771)		$1,553,771

Investments at Value - 99.3% (Cost $149,481,173)		$174,221,217

Other Assets in Excess of Liabilities - 0.7%		1,249,512

Net Assets - 100.0%		$175,470,729

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of July 31, 2019 is $849,970, representing 0.5% of net assets (Note 6).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019 was $884,386 (Note 6).

See accompanying notes to Schedules of Investments.

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

CORPORATE BONDS - 96.9%	Par Value	Value
Communication Services – 12.1%
AMC Networks, Inc., 5.00%, due 4/1/2024	$1,840,000	$1,887,748
CCO Holdings, LLC, 5.25%, due 9/30/2022	1,900,000	1,921,375
Level 3 Financing, Inc., 5.375%, due 8/15/2022	1,900,000	1,909,500
Tegna, Inc., 5.125%, due 10/15/2019	1,237,000	1,239,350
Tegna, Inc., 5.125%, due 7/15/2020	665,000	664,315
T-Mobile USA, Inc., 4.00%, due 4/15/2022	1,900,000	1,933,250
		9,555,538
Consumer Discretionary - 10.3%
Fiat Chrysler Automobiles N.V., 4.50%, due 4/15/2020	1,990,000	2,009,900
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, due 4/15/2021	1,990,000	2,030,715
Group 1 Automotive, Inc., 5.00%, due 6/1/2022	1,900,000	1,921,698
L Brands, Inc., 5.625%, due 2/15/2022	205,000	214,980
Lennar Corporation, 4.50%, due 11/15/2019	1,900,000	1,902,375
		8,079,668
Energy - 14.8%
Antero Resources Corporation, 5.375%, due 11/1/2021	1,990,000	1,964,488
DCP Midstream Operating LP, 5.35%, due 3/15/2020 (a)	1,900,000	1,928,690
Energy Transfer Operating, L.P., 7.50%, due 10/15/2020	1,865,000	1,969,632
Ensign Drilling, Inc., 9.25%, due 4/15/2024 (a)	1,835,000	1,793,713
Sunoco, L.P./Sunoco Finance Corporation, 4.875%, due 1/15/2023	1,990,000	2,024,228
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corporation, 5.25%, due 5/1/2023	1,989,000	2,011,376
		11,692,127
Financials - 12.4%
CIT Group, Inc., 5.00%, due 8/15/2022	1,900,000	2,014,000
iStar, Inc., 6.00%, due 4/1/2022	640,000	656,000
Navient Corporation, 5.875%, due 3/25/2021	205,000	212,794

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.9% (Continued)	Par Value	Value
Financials - 12.4% (Continued)
Navient Corporation, 6.625%, due 7/26/2021	$890,000	$944,130
SLM Corporation, 5.125%, due 4/5/2022	1,745,000	1,762,450
Springleaf Finance Corporation, 5.625%, due 3/15/2023	1,070,000	1,144,900
Springleaf Finance Corporation, 6.125%, due 3/15/2024	920,000	981,235
Starwood Property Trust, 5.00%, due 12/15/2021	1,990,000	2,054,675
		9,770,184
Health Care - 9.4%
Centene Corporation, 5.625%, due 2/15/2021	1,900,000	1,927,037
HCA, Inc., 7.50%, due 2/15/2022	1,845,000	2,042,784
Tenet Healthcare Corporation, 6.00%, due 10/1/2020	1,900,000	1,954,625
Valeant Pharmaceuticals International, 6.50%, due 3/15/2022 (a)	1,465,000	1,518,839
		7,443,285
Industrials – 15.1%
ADT Corporation (The), 6.25%, due 10/15/2021	1,865,000	1,981,618
Arconic, Inc., 5.40%, due 4/15/2021	1,990,000	2,062,227
CNH Industrial Capital, LLC, 4.375%, due 11/6/2020 (b)	1,900,000	1,938,361
Icahn Enterprises, L.P., 6.00%, due 8/1/2020	1,900,000	1,900,000
Pitney Bowes, Inc., 3.875%, due 10/1/2021	1,990,000	1,935,673
United Rentals North America, Inc., 4.625%, due 7/15/2023	1,990,000	2,034,218
		11,852,097
Information Technology – 2.5%
Dell International, LLC/EMC Corporation, 5.875%, due 6/15/2021 (a)	1,900,000	1,932,838

Materials - 13.4%
ArcelorMittal, 5.50%, due 3/1/2021 (c)	1,794,000	1,864,061
Ball Corporation, 5.00%, due 3/15/2022	1,900,000	1,989,870
Clearwater Paper Corporation, 4.50%, due 2/1/2023	855,000	840,037
Crown Americas Capital Corporation IV, 4.50%, due 1/15/2023	1,900,000	1,961,750
PolyOne Corporation, 5.25%, due 3/15/2023	1,895,000	2,013,438

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.9% (Continued)	Par Value	Value
Materials - 13.4% (Continued)
Steel Dynamics, Inc., 5.125%, due 10/1/2021	$1,900,000	$1,904,750
		10,573,906
Real Estate - 4.3%
Equinix, Inc., 5.375%, due 1/1/2022	1,990,000	2,033,820
iStar, Inc., 4.625%, due 9/15/2020	1,350,000	1,363,500
		3,397,320
Utilities - 2.6%
AES Corporation, 4.00%, due 3/15/2021	1,990,000	2,019,850

Total Corporate Bonds (Cost $75,525,653)		$76,316,813

MONEY MARKET FUNDS - 2.5%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.23% (d)(e)	1,655,316	$1,655,316
Fidelity Institutional Money Market Government Portfolio - Class I, 2.19% (d)	105,373	105,373
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 2.23% (d)(e)	195,834	195,834
Total Money Market Funds (Cost $1,956,523)		$1,956,523

Investments at Value - 99.4% (Cost $77,482,176)		$78,273,336

Other Assets in Excess of Liabilities - 0.6%		500,328

Net Assets - 100.0%		$78,773,664

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $7,174,080 as of July 31, 2019, representing 9.1% of net assets.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of July 31, 2019 is $1,798,595, representing 2.3% of net assets (Note 6).
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	The rate shown is the 7-day effective yield as of July 31, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019 was $1,851,150 (Note 6).

See accompanying notes to Schedules of Investments.

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Communication Services - 3.8%
Diversified Telecommunication Services - 2.2%
Bandwidth, Inc. - Class A (a)	3,557	$264,996
Vonage Holdings Corporation (a)	16,395	203,298
		468,294
Entertainment - 1.1%
Liberty Media Corporation - Liberty Braves - Series C (a)	2,346	67,495
Zynga, Inc. - Class A (a)	26,911	171,692
		239,187
Interactive Media & Services - 0.5%
QuinStreet, Inc. (a)	7,109	115,806

Consumer Discretionary - 15.3%
Diversified Consumer Services - 3.0%
Strategic Education, Inc.	3,761	669,420

Hotels, Restaurants & Leisure - 7.8%
Boyd Gaming Corporation	6,674	176,794
Dine Brands Global, Inc.	2,464	202,270
Eldorado Resorts, Inc. (a)(b)	12,966	585,026
Marriott Vacations Worldwide Corporation	2,106	215,297
Planet Fitness, Inc. - Class A (a)	4,941	388,659
PlayAGS, Inc. (a)	7,707	144,583
		1,712,629
Household Durables - 0.2%
Lovesac Company (The) (a)	2,052	43,995

Multi-Line Retail - 1.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	4,041	342,232

Specialty Retail - 0.9%
Five Below, Inc. (a)	1,765	207,317

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Consumer Discretionary - 15.3% (Continued)
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corporation (a)	2,501	$390,856

Consumer Staples - 1.5%
Food & Staples Retailing - 1.5%
Casey's General Stores, Inc.	1,330	215,340
Performance Food Group Company (a)	2,562	112,344
		327,684
Energy - 1.4%
Energy Equipment & Services - 0.4%
DMC Global, Inc.	1,730	90,375

Oil, Gas & Consumable Fuels - 1.0%
Matador Resources Company (a)	11,882	209,480

Financials - 4.9%
Banks - 2.5%
CenterState Bank Corporation	9,330	226,906
Webster Financial Corporation	2,208	112,608
Western Alliance Bancorporation (a)	4,242	209,724
		549,238
Capital Markets - 1.0%
Evercore, Inc. - Class A	2,498	215,752

Insurance - 1.4%
American Equity Investment Life Holding Company	5,915	152,607
Selective Insurance Group, Inc.	2,199	165,365
		317,972
Health Care - 29.0%
Biotechnology - 8.5%
Amarin Corporation plc - ADR (a)(b)	20,771	386,133
Arena Pharmaceuticals, Inc. (a)	3,865	242,258
ArQule, Inc. (a)	13,328	134,479
Blueprint Medicines Corporation (a)	1,528	153,029
Castle Biosciences, Inc. (a)	2,380	46,767

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 29.0% (Continued)
Biotechnology - 8.5% (Continued)
Coherus Biosciences, Inc. (a)	10,032	$168,738
FibroGen, Inc. (a)	1,137	53,735
Heron Therapeutics, Inc. (a)	6,438	112,279
Iovance Biotherapeutics, Inc. (a)	8,708	214,130
Krystal Biotech, Inc. (a)	2,905	139,469
Mirati Therapeutics, Inc. (a)	1,170	123,786
Vericel Corporation (a)	5,430	103,822
		1,878,625
Health Care Equipment & Supplies - 7.5%
ICU Medical, Inc. (a)	960	244,262
Insulet Corporation (a)	6,651	817,674
Quidel Corporation (a)	3,357	198,164
Tandem Diabetes Care, Inc. (a)	3,767	238,941
Wright Medical Group N.V. (a)	5,455	157,431
		1,656,472
Health Care Providers & Services - 3.6%
Addus HomeCare Corporation (a)	3,398	273,845
BioTelemetry, Inc. (a)	1,799	84,463
Encompass Health Corporation	3,466	221,269
LHC Group, Inc. (a)	850	107,593
PetIQ, Inc. (a)	3,076	105,322
		792,492
Life Sciences Tools & Services - 5.1%
Fluidigm Corporation (a)	6,320	74,260
ICON plc (a)	4,856	758,362
PRA Health Sciences, Inc. (a)	2,762	275,951
		1,108,573
Pharmaceuticals - 4.3%
Aerie Pharmaceuticals, Inc. (a)	1,414	30,641
Ascendis Pharma A/S - ADR (a)	1,247	144,353
Catalent, Inc. (a)	3,978	224,717
Evolus, Inc. (a)(b)	4,742	84,171
GW Pharmaceuticals plc - ADR (a)	1,263	204,985
Horizon Therapeutics plc (a)	7,011	174,504

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 29.0% (Continued)
Pharmaceuticals - 4.3% (Continued)
Odonate Therapeutics, Inc. (a)	1,963	$79,992
		943,363
Industrials - 12.7%
Aerospace & Defense - 0.0% (c)
HEICO Corporation	4	547

Building Products - 1.0%
Trex Company, Inc. (a)	2,727	222,932

Commercial Services & Supplies - 0.8%
IAA, Inc. (a)	3,921	183,307

Construction & Engineering - 0.5%
NV5 Global, Inc. (a)	1,277	101,483

Electrical Equipment - 0.4%
EnerSys	1,260	85,819

Machinery - 4.6%
Chart Industries, Inc. (a)	4,829	364,734
Oshkosh Corporation	3,685	307,955
RBC Bearings, Inc. (a)(b)	717	116,649
SPX FLOW, Inc. (a)	5,712	231,679
		1,021,017
Professional Services - 3.6%
ASGN, Inc. (a)	4,174	263,171
Insperity, Inc.	1,295	137,723
TriNet Group, Inc. (a)	5,339	392,630
		793,524
Trading Companies & Distributors - 1.8%
H&E Equipment Services, Inc.	6,011	183,997
SiteOne Landscape Supply, Inc. (a)	2,855	210,899
		394,896

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Information Technology - 19.3%
IT Services - 6.7%
EVO Payments, Inc. - Class A (a)	9,172	$285,433
Genpact Ltd.	7,155	283,910
InterXion Holding N.V. (a)	4,087	307,751
ManTech International Corporation - Class A	6,219	427,743
Verra Mobility Corporation (a)	12,567	174,053
		1,478,890
Semiconductors & Semiconductor Equipment - 2.7%
MACOM Technology Solutions Holdings, Inc. (a)	9,527	186,920
Monolithic Power Systems, Inc.	2,751	407,588
		594,508
Software - 9.9%
Altair Engineering, Inc. - Class A (a)(b)	6,207	258,273
Five9, Inc. (a)	4,013	198,122
Paylocity Holding Corporation (a)	3,587	366,197
Proofpoint, Inc. (a)	3,661	462,018
Rapid7, Inc. (a)	14,776	896,164
		2,180,774
Materials - 2.6%
Chemicals - 2.6%
Ingevity Corporation (a)	3,269	322,127
Quaker Chemical Corporation	1,315	246,418
		568,545
Real Estate - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Americold Realty Trust	3,900	130,767
MGM Growth Properties, LLC - Class A	11,841	353,572
NexPoint Residential Trust, Inc.	4,489	193,745
Physicians Realty Trust	8,183	140,830
		818,914

Total Common Stocks (Cost $17,637,792)		$20,724,918

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.9%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.23% (d)(e)	1,008,948	$1,008,948
Fidelity Institutional Money Market Government Portfolio - Class I, 2.19% (d)	1,056,039	1,056,039
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 2.23% (d)(e)	119,365	119,365
Total Money Market Funds (Cost $2,184,352)		$2,184,352

Investments at Value - 104.1% (Cost $19,822,144)		$22,909,270

Liabilities in Excess of Other Assets - (4.1%)		(893,667)

Net Assets - 100.0%		$22,015,603

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of July 31, 2019 is $1,074,003, representing 4.9% of net assets (Note 6).
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of July 31, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019 was $1,128,313 (Note 6).

ADR – American Depositary Receipts

See accompanying notes to Schedules of Investments.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2019 (Unaudited)

Note 1 – Organization

Berwyn Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Growth Fund, (each a “Fund” and collectively the “Funds”) are organized as a series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012. Class A shares were liquidated on June 30, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

Note 2 – Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are typically valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by Chartwell Investment Partners, LLC (the “Advisor”), the Funds’ investment advisor, subject to review and approval by the Advisor’s Portfolio Pricing Committee (“APPC”), pursuant to procedures adopted by the Board of Trustees of the Trust. The actions of the APPC are subsequently reviewed by the Board at its next regularly scheduled board meeting. The APPC meets as needed. The APPC is comprised of personnel of the Advisor (CFO, COO, CCO, the applicable portfolio manager or lead analyst).

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Note 3 – Federal Income Taxes

At July 31, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Berwyn Income Fund	Chartwell Mid Cap Value Fund
Cost of investments	$1,077,263,582	$23,786,259
Gross unrealized appreciation	$36,305,472	$2,234,363
Gross unrealized depreciation	(19,301,400)	(941,103)
Net unrealized appreciation on investments	$17,004,072	$1,293,260

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Cost of investments	$153,768,201	$77,491,218	$19,923,170
Gross unrealized appreciation	$34,817,916	$1,531,219	$3,521,905
Gross unrealized depreciation	(14,364,900)	(749,101)	(535,805)
Net unrealized appreciation on investments	$20,453,016	$782,118	$2,986,100

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America (“GAAP”). These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Note 4 – Fair Value Measurements and Disclosure

Financial Accounting Standards Board Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2019, in valuing the Funds’ investments carried at fair value:

Berwyn Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$326,431,177	$-	$-	$326,431,177
Preferred Stocks	27,710,812	-	-	27,710,812
Corporate Bonds	-	419,309,914	-	419,309,914
Asset-Backed Securities	-	29,280,898	-	29,280,898
Mortgage-Backed Securities	-	92,849,704	-	92,849,704
U.S. Government Agency Obligations	-	156,145,292	-	156,145,292
U.S. Treasury Obligations	-	33,476,978	-	33,476,978
Money Market Funds	9,062,879	-	-	9,062,879
Total Investments	$363,204,868	$731,062,786	$-	$1,094,267,654

Chartwell Mid Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$24,741,998	$-	$-	$24,741,998
Money Market Funds	337,521	-	-	337,521
Total Investments	$25,079,519	$-	$-	$25,079,519

Chartwell Small Cap Value	Level 1	Level 2	Level 3	Total
Common Stocks	$172,667,446	$-	$-	$172,667,446
Money Market Funds	1,553,771	-	-	1,553,771
Total Investments	$174,221,217	$-	$-	$174,221,217

Chartwell Short Duration High Yield	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$76,316,813	$-	$76,316,813
Money Market Funds	1,956,523	-	-	1,956,523
Total Investments	$1,956,523	$76,316,813	$-	$78,273,336

Chartwell Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$20,724,918	$-	$-	$20,724,918
Money Market Funds	2,184,352	-	-	2,184,352
Total Investments	$22,909,270	$-	$-	$22,909,270

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and/or corporate bonds, if applicable, by sector and/or industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended July 31, 2019.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Note 5 – Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of July 31, 2019, Chartwell Small Cap Value Fund had 26.7% of the value of its net assets invested in stocks within the Financials sector and Chartwell Small Cap Growth Fund has 29.0% of the value of its net assets invested in stocks with the Health Care sector.

Note 6 – Securities Lending

Under the terms of the securities lending agreement with BMO Securities Lending (“BMO”), BMO is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay BMO the remaining portion.

As of July 31, 2019, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Berwyn Income Fund	$8,332,263	$8,667,120
Chartwell Small Cap Value Fund	849,970	884,386
Chartwell Short Duration High Yield Fund	1,798,595	1,851,150
Chartwell Small Cap Growth Fund	1,074,003	1,128,313

Chartwell Mid Cap Value Fund did not have any securities on loan as of July 31, 2019.